Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
C000217028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Princeton Adaptive Premium Fund
Average Annual Return, Percent	(1.27%)	2.62%
C000217027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Princeton Adaptive Premium Fund
Without Sales Load [Member] | C000217028
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%	4.32%
Without Sales Load [Member] | C000217027
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	5.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	22.15%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	22.15%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	4.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	4.14%